Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of details regarding the exchange rate
	Consumer Price Index	Euro	NIS
December 31, 2020	101.1	1.22	0.31
December 31, 2019	101.8	1.12	0.29
December 31, 2018	101.2	1.14	0.27
Change in percentages:
Year ended December 31, 2020	(0.69)	(9.32)	(2)
Year ended December 31, 2019	0.6	(2)	8.45)
Year ended December 31, 2018	0.8	(4.4)	(7.5

Schedule of property plant and equipment, useful life span of the assets
%
Machinery and equipment (mainly 7%)	7 – 25
Computers	20 – 33
Office furniture and equipment	7 – 15
Leasehold Improvements	7 – 10
Printers leased to customers	25